Acquisitions and Dispositions Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]

	For the Years Ended December 31,
	2016	2015	2014
	(In millions)
Revenues
Premiums	$1,951	$2,142	$2,098
Universal life and investment-type product policy fees	3,724	3,936	4,122
Net investment income	3,157	3,038	2,996
Other revenues	74	58	68
Total net investment gains (losses)	(134)	(49)	(535)
Net derivative gains (losses)	(5,886)	(507)	594
Total revenues	2,886	8,618	9,343
Expenses
Policyholder benefits and claims	4,487	3,612	3,709
Interest credited to policyholder account balances	1,107	1,195	1,217
Policyholder dividends	34	32	23
Goodwill impairment	260	—	—
Other expenses	1,333	2,016	2,474
Total expenses	7,221	6,855	7,423
Income (loss) from discontinued operations before provision for income tax	(4,335)	1,763	1,920
Provision for income tax expense (benefit)	(1,665)	449	528
Income (loss) from discontinued operations, net of income tax	$(2,670)	$1,314	$1,392
The following table presents the amounts related to the financial position of Brighthouse that have been reflected in the assets and liabilities of disposed subsidiary:

	December 31, 2016	December 31, 2015
	(In millions)
Assets
Investments:
Fixed maturity securities available-for-sale	$61,326	$63,619
Equity securities available-for-sale	300	457
Mortgage loans	9,378	7,524
Policy loans	1,517	1,692
Real estate and real estate joint ventures	150	595
Other limited partnership interests	1,642	1,850
Short-term investments	1,288	1,832
Other invested assets	3,881	4,917
Total investments	79,482	82,486
Cash and cash equivalents	5,226	1,570
Accrued investment income	680	598
Premiums, reinsurance and other receivables	10,636	9,476
Deferred policy acquisition costs and value of business acquired	7,207	6,711
Goodwill	—	260
Other assets	709	889
Separate account assets	113,043	114,447
Total assets of disposed subsidiary	$216,983	$216,437
Liabilities
Future policy benefits	33,270	$30,612
Policyholder account balances	37,066	37,093
Other policy-related balances	1,356	1,362
Policyholder dividends payable	12	11
Payables for collateral under securities loaned and other transactions	7,390	10,637
Long-term debt	60	87
Collateral financing arrangements	2,797	2,797
Deferred income tax liability	2,594	4,058
Other liabilities	5,119	3,270
Separate account liabilities	113,043	114,447
Total liabilities of disposed subsidiary	$202,707	$204,374
In the consolidated statements of cash flows, the cash flows from discontinued operations are not separately classified. As such, the following table presents selected financial information regarding cash flows of the discontinued operations.

	For the Years Ended December 31,
	2016	2015	2014
	(In millions)
Net cash provided by (used in):
Operating activities	$3,697	$4,559	$5,534
Investing activities	$4,674	$(7,042)	$(708)